Voya Retirement Conservative Portfolio Expense Example - Voya Retirement Conservative Portfolio	Dec. 31, 2025 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	351
Expense Example, with Redemption, 5 Years	628
Expense Example, with Redemption, 10 Years	1,419
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	$ 857